UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-22011
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036 (Address of principal executive offices)	(Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
(Showing Percentage of Total Value of Investments)

	Face
	Amount		Value
	(000)		(000)

Fixed Income Securities (97.4%)

Brazil (17.5%)

Sovereign (17.5%)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/14 — 1/1/17	BRL	477,658	$263,293

Colombia (3.4%)

Sovereign (3.4%)
Republic of Colombia,
9.85%, 6/28/27	COP	46,000,000	29,576
12.00%, 10/22/15		33,000,000	22,202

			51,778

Egypt (1.9%)

Sovereign (1.9%)

UBS AG Jersey Branch,
12.60%, 2/22/17	EGP	175,300	29,629

Hungary (11.4%)

Sovereign (11.4%)
Republic of Hungary,
5.50%, 2/12/16	HUF	5,000,000	23,409
6.75%, 2/24/17		18,796,620	92,792
7.25%, 6/12/12		776,500	3,924
7.50%, 11/12/20		10,500,000	53,196

			173,321

Indonesia (11.7%)

Corporate Bonds (0.3%)
Pindo Deli Finance Mauritius,
Tranche A
Zero Coupon, 4/28/15 (a)(b)(c)		$137	33
Zero Coupon, 4/28/15 (a)(b)(c)(d)		1,391	341
Tranche B
Zero Coupon, 4/28/18 (a)(b)(c)(d)		8,336	917
Tranche C
Zero Coupon, 4/28/27 (a)(b)(c)(d)		2,227	50
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A
Zero Coupon, 4/28/15 (a)(b)(c)		627	157
Zero Coupon, 4/28/15 (a)(b)(c)(d)		4,152	1,038
Tranche B
Zero Coupon, 4/28/18 (a)(b)(c)(d)		9,360	1,825
Tranche C
Zero Coupon, 4/28/27 (a)(b)(c)(d)		998	35

			4,396

Sovereign (11.4%)
Barclays Bank PLC, Indonesia Government Bonds, Credit Linked Notes,
10.00%, 7/17/17	IDR	600,000,000	71,779
Credit Suisse, Indonesia Government Bonds, Credit Linked Notes,
10.00%, 7/17/17		154,683,530	18,505

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
(Showing Percentage of Total Value of Investments)

	Face
	Amount		Value
	(000)		(000)

Deutsche Bank AG, Republic of Indonesia Government Bond, Credit Linked Notes,
11.00%, 12/15/20	IDR	60,000,000	$7,593
11.50%, 9/23/19 (d)		235,000,000	30,362
12.80%, 6/22/21		150,000,000	20,962
JPMorgan Chase Bank, London, Indonesia Government Bonds, Credit Linked Notes, 10.00%, 7/19/17 (a)		192,525,000	23,032

			172,233

			176,629

Malaysia (4.6%)

Sovereign (4.6%)
Government of Malaysia,
3.83%, 9/28/11	MYR	55,030	18,120
3.84%, 8/12/15		110,000	36,463
5.09%, 4/30/14		42,152	14,520

			69,103

Mexico (16.5%)

Sovereign (16.5%)
Mexican Bonos,
8.00%, 12/17/15 — 6/11/20	MXN	627,200	54,834
9.50%, 12/18/14		360,000	33,107
10.00%, 12/5/24 — 11/20/36		1,628,375	161,765

			249,706

Peru (1.0%)

Sovereign (1.0%)
Peru Government Bond,
7.84%, 8/12/20	PEN	37,745	15,556

South Africa (9.1%)

Sovereign (9.1%)
Republic of South Africa,
7.25%, 1/15/20	ZAR	938,200	119,369
8.00%, 12/21/18		140,000	18,952

			138,321

Thailand (4.4%)

Sovereign (4.4%)
Kingdom of Thailand,
4.25%, 3/13/13	THB	1,597,940	53,052
5.25%, 7/13/13		395,100	13,426

			66,478

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
(Showing Percentage of Total Value of Investments)

	Face
	Amount		Value
	(000)		(000)

Turkey (15.9%)

Sovereign (15.9%)
Republic of Turkey,
Zero Coupon, 5/11/11 — 1/25/12	TRY	367,998	$221,795
10.00%, 2/15/12		18,932	12,850
16.00%, 3/7/12		9,340	6,293

			240,938

Total Fixed Income Securities (Cost $1,469,656)			1,474,752

Loans (2.2%)

Colombia (1.0%)
Corporate (1.0%)
MFI WWB Cali,
12.50%, 2/28/11 (a)(b)(e)	COP	15,103,760	8,089
MFI WWB Popoyan,
12.50%, 2/28/11 (a)(b)(e)		13,215,790	7,077

			15,166

Kazakhstan (0.1%)

Corporate (0.1%)
MFI KMF,
15.50%, 2/28/11 (a)(b)(e)	KZT	167,687	1,118

Mexico (0.9%)

Corporate (0.9%)
MFI Finsol,
14.00%, 2/28/11 (a)(b)(e)	MXN	161,685	13,328

Peru (0.2%)

Corporate (0.2%)
MFI Confianza,
10.40%, 2/28/11 (a)(b)(e)	PEN	8,671	3,131

Total Loans (Cost $34,458)			32,743

		Shares

Short-Term Investment (0.4%)

Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (f) (Cost $6,452)		6,451,809	6,452

Total Investments (100.0%) (Cost $1,510,566) +			1,513,947

Liabilities in Excess of Other Assets			(255,074)

Net Assets			$1,258,873

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
(Showing Percentage of Total Value of Investments)

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2011.

(b)	Security has been deemed illiquid at January 31, 2011.

(c)	Issuer is in default.

(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)	At January 31, 2011, the Fund held approximately $32,743,000 of fair valued securities, representing 2.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

+	At January 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $1,510,566,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $3,381,000 of which $62,028,000 related to appreciated securities and $58,647,000 related to depreciated securities.

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
(Showing Percentage of Total Value of Investments)
Foreign Currency Exchange Contracts Information:
The Fund had the following foreign currency exchange contract(s) open at period end:

		Currency				In		Unrealized
		to				Exchange		Appreciation
		Deliver	Value	Settlement		For	Value	(Depreciation)
Counterparty		(000)	(000)	Date		(000)	(000)	(000)

JPMorgan Chase	RUB	200,000	$6,706	2/14/11	USD	6,640	$6,640	$(66)
JPMorgan Chase	USD	78,747	78,747	2/14/11	RUB	2,380,920	79,826	1,079
JPMorgan Chase	USD	59,723	59,723	2/18/11	MYR	182,210	59,456	(267)
JPMorgan Chase	USD	59,474	59,474	2/22/11	THB	1,808,000	58,521	(953)
JPMorgan Chase	USD	40,733	40,733	5/16/11	CNY	266,720	40,400	(333)

			$245,383				$244,843	$(540)

BRL	—	Brazilian Real
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
EGP	—	Egyptian Pound
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
KZT	—	Kazakhstan Tenge
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments
MS Emerging Markets Domestic Debt Fund, Inc.
(Showing Percentage of Total Value of Investments)
Fair Value Measurement Information:
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)

Assets:
Fixed Income Securities
Corporate Bonds	$—	$4,396	$—	$4,396
Sovereign	—	1,470,356	—	1,470,356

Total Fixed Income Securities	—	1,474,752	—	1,474,752

Loans	—	—	32,743	32,743
Short-Term Investment — Investment Company	6,452	—	—	6,452
Foreign Currency Exchange Contracts	—	1,079	—	1,079

Total Assets	6,452	1,475,831	32,743	1,515,026

Liabilites:
Foreign Currency Exchange Contracts	—	(1,619)	—	(1,619)

Total	$6,452	$1,474,212	$32,743	$1,513,407

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of January 31, 2011 the Fund did not have any significant investments transfer between valuation levels.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

1

Loans
(000)
Balance as of 10/31/10	$33,683
Accrued discounts/premiums	—
Realized gain (loss)	(223)
Change in unrealized appreciation (depreciation)	283
Net purchases (sales)	(1,000)
Transfers in for Level 3	—
Transfers out of Level 3	—

Balance as of 1/31/11	$32,743

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 1/31/11.	$283

MS Emerging Markets Domestic Debt Fund, Inc.
Notes to the Portfolio of Investments • January 31, 2011 (unaudited)
Fair Value Measurement: Financial Accounting Standards Board Accounting Standards Codification 820 Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.	Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.	Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
/s/ Sara Furber

Sara Furber
Principal Executive Officer
March 22, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment CompanyAct of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Sara Furber

Sara Furber
Principal Executive Officer
March 22, 2011
/s/ Francis Smith

Francis Smith
Principal Financial Officer
March 22, 2011